UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gateway Advisory
Address: 900 South Avenue West
         Westfield, NJ  07090

13F File Number:  028-14125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glenn Blachman
Title:     Managing Member/Chief Compliance Officer
Phone:     877-303-9580

Signature, Place, and Date of Signing:

 /s/ Glenn Blachman     Westfield, NJ     August 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $116,039 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104      112    10250 SH               SOLE            10250        0        0
BARCLAYS BANK PLC              ETN DJUBS PMET38 06739H248      748     8620 SH               SOLE             8620        0        0
BARCLAYS BANK PLC              ETN DJUBSCOFFE38 06739H297      707    10322 SH               SOLE            10322        0        0
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778      601    12728 SH               SOLE            12728        0        0
BEST BUY INC                   COM              086516101      283     9000 SH               SOLE             9000        0        0
EXXON MOBIL CORP               COM              30231G102      379     5108 SH               SOLE             5108        0        0
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101      209     9560 SH               SOLE             9560        0        0
GENERAL ELECTRIC CO            COM              369604103      251    13290 SH               SOLE            13290        0        0
HUDSON CITY BANCORP            COM              443683107       83    10130 SH               SOLE            10130        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      582     3390 SH               SOLE             3390        0        0
ISHARES GOLD TRUST             ISHARES          464285105      708    48327 SH               SOLE            48327        0        0
ISHARES INC                    MSCI AUSTRALIA   464286103      476    18300 SH               SOLE            18300        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      462    33650 SH               SOLE            33650        0        0
ISHARES TR                     BARCLY USAGG B   464287226     6957    65223 SH               SOLE            65223        0        0
ISHARES TR                     S&P MIDCAP 400   464287507     4918    50341 SH               SOLE            50341        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     2134    20629 SH               SOLE            20629        0        0
ISHARES TR                     SMLL CORE INDX   464288505     5084    53056 SH               SOLE            53056        0        0
ISHARES TR                     REAL EST 50 IN   464288521     4701   127643 SH               SOLE           127643        0        0
ISHARES TR                     BARCLYS SH TREA  464288679     2716    24637 SH               SOLE            24637        0        0
JOHNSON & JOHNSON              COM              478160104     1284    19314 SH               SOLE            19314        0        0
MERCK & CO INC NEW             COM              58933Y105      960    27220 SH               SOLE            27220        0        0
PIMCO ETF TR                   INTER MUN BD ST  72201R866    11319   220301 SH               SOLE           220301        0        0
POWERSHARES ETF TRUST          DWA TECH LDRS    73935X153      231     8895 SH               SOLE             8895        0        0
POWERSHARES ETF TRUST II       DWA DEVEL MKTS   73936Q108     3027   134454 SH               SOLE           134454        0        0
POWERSHARES GLOBAL ETF TRUST   WK VRDO TX FR    73936T433     4253   170147 SH               SOLE           170147        0        0
PROSHARES TR                   ULTRPRO DOW30    74347X823      274     1850 SH               SOLE             1850        0        0
RYDEX ETF TRUST                S&P 500 EQ TRD   78355W106    15045   297232 SH               SOLE           297232        0        0
SCHWAB STRATEGIC TR            US BRD MKT ETF   808524102     5993   187117 SH               SOLE           187117        0        0
SCHWAB STRATEGIC TR            US MID-CAP ETF   808524508     1310    48898 SH               SOLE            48898        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607     1308    35639 SH               SOLE            35639        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     1509    52705 SH               SOLE            52705        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805     4067   139135 SH               SOLE           139135        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847     1318    47817 SH               SOLE            47817        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509     5044    68796 SH               SOLE            68796        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    23148   954951 SH               SOLE           954951        0        0
SPDR SERIES TRUST              DB INT GVT ETF   78464A490     3200    51684 SH               SOLE            51684        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      329     4524 SH               SOLE             4524        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      309     8308 SH               SOLE             8308        0        0
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